Noncontrolling Interests (Preferred Stockholders' Equity in Subsidiaries) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Preferred Stock, Value, Issued	$ 4	$ 4
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	25.00%
Noncontrolling Interest, Ownership Percentage by Parent	75.00%
Preferred Stock, Dividend Rate, Percentage	4.00%	4.00%
Redeemable Preferred Stock Member
Noncontrolling Interest [Line Items]
Shares, Outstanding	300,000
Preferred Stock, Value, Issued	$ 300,000
Preferred Stock, Dividend Rate, Percentage	6.125%
Preferred stock-perpetual voting, dividend increase percentage each interval once shares become callable	50.00%